(8) SECTOR FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Sector Financial Assets And Liabilities Tables
Schedule of sector financial assets and liabilities

	As of December 31, 2016			Operating revenue		Finance income /expense	Receipt	As of December 31, 2017
	Deferred	Approved	Total	Constitution	Realization	Monetary adjustment	Tariff flag (note 27.5)	Deferred	Approved	Total
Parcel "A"	(762,573)	190,369	(572,203)	1,187,928	536,269	(76,726)	(386,242)	924,943	(235,916)	689,026
CVA (*)
CDE (**)	(342,161)	(70,301)	(412,462)	(405,409)	356,715	(38,267)	-	(235,901)	(263,520)	(499,422)
Electric energy cost	(506,490)	(239,777)	(746,267)	2,018,754	751,840	(31,144)	(385,704)	1,625,759	(18,280)	1,607,479
ESS and EER (***)	(406,568)	(124,411)	(530,979)	(1,003,482)	450,638	(57,165)	(151)	(974,091)	(167,048)	(1,141,139)
Proinfa	3,492	31,414	34,906	(28,048)	(18,829)	(6,600)	-	(610)	(17,961)	(18,572)
Basic network charges	27,527	9,660	37,187	1,448	(35,035)	(376)	-	(20,163)	23,387	3,224
Pass-through from Itaipu	147,012	442,911	589,923	1,022,892	(570,453)	43,016	-	959,518	125,860	1,085,378
Transmission from Itaipu	7,646	7,281	14,927	13,992	(13,705)	394	-	7,802	7,806	15,608
Neutrality of industry charges	142,091	164,375	306,466	89,103	(258,685)	7,767	-	32,566	112,084	144,651
Overcontracting	164,878	(30,782)	134,096	(521,321)	(126,217)	5,648	(387)	(469,937)	(38,244)	(508,181)
Other financial components	(182,958)	(159,759)	(342,717)	(72,877)	249,516	(5,607)	-	(193,496)	21,812	(171,685)
Refunds related to judicial injuctions	(76,615)	(132,410)	(209,025)	(10,038)	190,291	805	-	-	(27,968)	(27,968)
Others	(106,343)	(27,349)	(133,692)	(62,839)	59,226	(6,412)	-	(193,496)	49,780	(143,717)

Total	(945,530)	30,612	(914,918)	1,115,051	785,786	(82,333)	(386,242)	731,447	(214,104)	517,341

Current assets			-							210,834
Noncurrent assets			-							355,003
Current liabilities			(597,515)							(40,111)
Noncurrent liabilities			(317,406)							(8,385)

	As of December 31, 2015			Operating revenue		Finance income/cost	Receipt		As of December 31, 2016
	Deferred	Approved	Total	Constitution	Through billing	Monetary adjustment	Tariff flag (note 27.5)	Business Combination	Deferred	Approved	Total
Parcel "A"	1,490,744	519,838	2,010,582	(644,484)	(1,260,579)	28,166	(687,673)	(18,213)	(762,573)	190,369	(572,203)
CVA (*)
CDE (**)	407,295	109,937	517,232	(612,336)	(329,898)	(4,020)	-	16,561	(342,161)	(70,301)	(412,462)
Electric energy cost	(466,337)	472,428	6,091	81,164	(179,617)	(101,982)	(417,883)	(134,041)	(506,490)	(239,777)	(746,267)
ESS and EER (***)	(25,128)	(249,081)	(274,209)	(225,794)	385,941	(56,038)	(269,352)	(91,527)	(406,568)	(124,411)	(530,979)
Proinfa	(814)	(5,334)	(6,148)	51,060	(19,335)	7,219	-	2,111	3,492	31,414	34,906
Basic network charges	28,185	68,289	96,474	19,517	(84,894)	(1,449)	-	7,539	27,527	9,660	37,187
Pass-through from Itaipu	1,281,279	39,416	1,320,695	(116,276)	(921,201)	197,581	-	109,124	147,012	442,911	589,923
Transmission from Itaipu	11,372	4,097	15,469	8,102	(13,754)	2,163	-	2,948	7,646	7,281	14,927
Neutrality of industry charges	187,765	2,508	190,273	198,274	(171,420)	15,730	-	73,609	142,091	164,375	306,466
Overcontracting	67,127	77,578	144,705	(48,195)	73,600	(31,037)	(439)	(4,537)	164,878	(30,782)	134,096
Other financial components	(92,098)	35,480	(56,618)	(195,758)	6,126	(20,498)	-	(75,968)	(182,958)	(159,759)	(342,717)
Refunds related to judicial injuctions (note 27.4)	-	-	-	(223,356)	31,419	(17,088)	-	-	(76,615)	(132,410)	(209,025)
Others	(92,098)	35,480	(56,618)	27,598	(25,294)	(3,410)	-	(75,968)	(106,343)	(27,349)	(133,692)

Total	1,398,646	555,318	1,953,964	(840,241)	(1,254,453)	7,668	(687,673)	(94,181)	(945,530)	30,612	(914,918)

Current assets			1,464,019								-
Noncurrent assets			489,945								-
Current liabilities			-								(597,515)
Noncurrent liabilities			-								(317,406)

(*) Deferred tariff costs and gains variations from Parcel “A” items

(**) Energy Development Account – CDE

(***) System Service Charge (ESS) and Reserve Energy Charge (EER)